SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Principles of Consolidation, Policy (Policies)	12 Months Ended
May 31, 2020
Policies
Principles of Consolidation, Policy

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary, Cell MedX Canada. On consolidation, all intercompany balances and transactions are eliminated.